united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 812-14415

Altegris KKR Commitments Master Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 LA Jolla CA 92037

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 12/31/16

Item 1. Schedule of Investments.

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Investments	Cost	Fair Value (a)	% of Net Assets	Unrealized Gain / (Loss) from Investments	Initial Acquisition Date
TOTAL PRIVATE EQUITY - 66.6%
KKR 2006 Fund (Allstar) L.P. (b) *	$ 2,623,609	$ 2,278,653	1.15%	$ (344,956)	12/31/2015
KKR 2006 Fund (GDG) L.P. (b) *	3,076,511	3,695,953	1.87%	619,442	12/31/2015
KKR North America Fund XI L.P. (b) *	3,438,733	5,014,500	2.53%	1,575,767	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	1,043,197	1,223,125	0.62%	179,928	10/29/2015
KKR North America Fund XI (Indigo) L.P. (b) *	138,177	155,663	0.08%	17,486	10/29/2015
KKR North America Fund XI (Sage) L.P. (b) *	519,017	354,979	0.18%	(164,038)	10/29/2015
KKR 2006 Fund L.P. *	28,073,424	26,503,856	13.38%	(1,569,568)	12/31/2015
KKR 2006 Fund (Overseas) L.P. *	12,073,740	11,448,061	5.78%	(625,679)	12/31/2015
KKR 2006 Fund (Samson) L.P. *	389,909	661,424	0.33%	271,515	12/31/2015
KKR Blue Co-Invest L.P. *	1,902,706	1,546,275	0.78%	(356,431)	3/1/2016
KKR European Fund III, L.P. *	21,146,630	23,662,937	11.95%	2,516,307	12/31/2015
KKR European Fund IV, L.P. *	1,651,572	1,789,328	0.90%	137,756	12/17/2015
KKR North America Fund XI (Brazil A) L.P. *	181,493	-	0.00%	(181,493)	10/29/2015
KKR North America Fund XI (Buckeye) L.P. *	432,167	250,610	0.13%	(181,557)	10/29/2015
Bridge Growth Partners (Parallel), LP *	611,469	658,201	0.33%	46,732	2/23/2016
Salient Solutions LLC *	1,057,149	1,383,435	0.70%	326,286	2/10/2016
KKR North America Fund XI L.P. *	23,104,070	26,334,308	13.29%	3,230,238	10/29/2015
KKR North America Fund XI (AIV II) L.P. *	77,500	-	0.00%	(77,500)	10/29/2015
Baring Asia Private Equity Fund III *	5,063,195	8,289,678	4.18%	3,226,483	6/30/2016
KKR Element Co-Invest L.P. *	7,035,000	7,035,000	3.55%	-	8/12/2016
Orchid Asia III, L.P. *	676,340	941,496	0.48%	265,156	8/25/2016
KKR Asia Fund L.P. *	4,830,795	5,207,679	2.63%	376,884	12/31/2016
KKR Asia Fund (Ireland III MIT) ILP *	971,295	1,022,416	0.52%	51,121	12/31/2016
KKR Asia Fund (Ireland) ILP *	178,731	188,138	0.09%	9,407	12/31/2016
KKR Asia Fund (Ireland II MIT) ILP *	(245,149)	(136,750)	-0.07%	108,399	12/31/2016
TOTAL PRIVATE EQUITY	$ 120,051,280	$ 129,508,965	65.38%	$ 9,457,685

TOTAL INVESTMENTS - 65.4% (Cost - $120,051,280) (c)		$ 129,508,965
OTHER ASSETS LESS LIABILITIES - 34.6%		68,584,727
NET ASSETS - 100.0%		$ 198,093,692

* Non-income producing.
(a)	Securities are restricted to resale.
(b)	These investments are, in part or in whole, holdings of AKCF LLC - Series A
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $120,051,280 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:		$ 12,949,500
Unrealized Depreciation:		(3,501,222)
Net Unrealized Appreciation:		$ 9,457,685

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated portfolio of investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Fund has adopted valuation procedures pursuant to which it will fair value its interests in Investment Funds and Co-Investment Opportunities. These valuation procedures, which have been approved by the Board of Trustees of the Fund, provide that the valuations determined by the general partner, managing member or affiliated investment adviser of the Investment Funds (the “Investment Managers”) will be reviewed by the Adviser. Such valuation provided by the Investment Manager may be unaudited during the year. The Fund will generally rely on such valuations, which are provided on a quarterly basis, even in instances where an Investment Manager may have a conflict of interest in valuing the securities. Furthermore, the underlying Investment Funds will typically provide the Adviser with only estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis.

The Adviser is responsible for the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. A valuation committee comprised of the Fund’s personnel meets monthly, or as needed, to determine the valuation of the Fund’s investments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:
Investments
Assets *		Level 1	Level 2	Level 3	Valued at NAV	Total
Private Equity		$ -	$ -	$ -	$ 129,508,965	$ 129,508,965
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the current period.
It is the Fund's policy to recognize transfers at the end of the reporting period ended. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2016.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

A listing of the private equity held by the Fund and their attributes, as of December 31, 2016, that qualify for these valuations are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency *	Notice Period (In Days)	Redemption restrictions Terms **
Private Equity - Buyout	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt.	$ 127,467,329	$ 127,395,896	None	N/A	Liquidity in form of distributions from Investment, before Funds.
Private Equity - Growth Equity	Investments in nonpublic companies; the acquisition of the company that create value through profitable revenue.	$ 2,041,636	$ -	None	N/A	Liquidity in form of distributions from Investment, before Funds.

* The information summarized in the table above represent the general terms for the specified asset class. Individual investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

** Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Master Fund

By (Signature and Title)

*/s/ Kenneth I. McGuire

President

Date 02/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kenneth I. McGuire

President

Date 2/28/2017

*/s/ Beth Hancuff

Treasurer and Principal Accounting Officer

Date 2/28/2017